Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Trading assets (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Nominal amount of trading derivative assets	$ 4,193,643	$ 3,778,674
Fair value of trading derivatives	151,747	154,953
OTC transactions
Financial assets
Fair value of trading derivatives	151,747	154,953
Currency risk | Futures
Financial assets
Nominal amount of trading derivative assets		2,537
Currency risk | Forward rate agreements
Financial assets
Nominal amount of trading derivative assets	209,085	237,777
Fair value of trading derivatives	8,769	7,127
Currency risk | Forwards: Spot
Financial assets
Nominal amount of trading derivative assets	18,630	62,701
Fair value of trading derivatives	32	80
Currency risk | Options
Financial assets
Nominal amount of trading derivative assets	50,940	87,711
Fair value of trading derivatives	1,052	1,236
Currency risk | Currency swaps
Financial assets
Nominal amount of trading derivative assets	442,402	435,698
Fair value of trading derivatives	61,173	74,176
Interest rate risk | Options
Financial assets
Nominal amount of trading derivative assets	111,940	132,484
Fair value of trading derivatives	421	1,450
Interest rate risk | Interest rate swaps
Financial assets
Nominal amount of trading derivative assets	3,353,662	2,803,464
Fair value of trading derivatives	80,078	69,819
Market Index | Futures
Financial assets
Nominal amount of trading derivative assets	4,144	426
Market Index | Options
Financial assets
Nominal amount of trading derivative assets	1,828	2,950
Fair value of trading derivatives	212	67
Equity price risk | Forward rate agreements
Financial assets
Nominal amount of trading derivative assets	341	11,770
Fair value of trading derivatives		936
Equity price risk | Options
Financial assets
Nominal amount of trading derivative assets	43	148
Fair value of trading derivatives		3
Equity price risk | Equity swaps
Financial assets
Nominal amount of trading derivative assets	628	1,008
Fair value of trading derivatives	$ 10	$ 59